Finance result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance result
Income from financial investments	R$ 100,364	R$ 43,845	R$ 2,263
Changes in fair value of financial investments	2,063	13	17,111
Changes in fair value of financial derivatives	121,171	1,699	16,147
Changes in accounts payable to selling shareholders	36,935	18,357
Foreign exchange gains	172,677	20,551	1,930
Interest income	8,212	4,656	4,721
Other	3,815	2,091	3,039
Finance income	445,237	91,212	45,211
Changes in fair value of financial derivatives	(14,792)	(38,990)	(15,585)
Changes in accounts payable to selling shareholders	(37,503)	(106,177)	(20,330)
Foreign exchange loss	(127,388)	(22,323)	(1,742)
Bank fees	(9,239)	(8,647)	(4,937)
Interest in acquisition of investments	184,218	121,611	68,379
Interest in lease liabilities	(4,422)	(4,795)	(3,036)
Interest on loans and financing	(247,834)	(57,245)	(19,862)
Other	(13,087)	(12,298)	(8,142)
Finance costs	(638,483)	(372,086)	(142,013)
Finance result	R$ (193,246)	R$ (280,874)	R$ (96,802)